Cost of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2018
Cost of revenue
Amortization expenses	$ 7,751,161	$ 6,651,329	$ 6,309,065
Depreciation expenses of server hardware	4,172,837	3,689,815	2,663,616
Resource usage fees	1,622,891	1,407,768	1,493,073
Virtual simulation fee	1,106,713	1,279,050	820,806
Website maintenance fee	2,746,431	1,565,281	344,555
Raw material consumption fees		39,425	86,117
Maintenance material consumption fees	15,458	39,425	86,117
Employee compensation	160,338
Employee benefit expenses	9,199
Other	88,171	79,743	80,638
Total	$ 17,673,199	$ 14,712,411	$ 11,797,870
Institutions usage of resource validity period				5 years